Business Combination	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Business combination
21.	Business combination

In April 2024, the Group completed the acquisition of 51% equity interest of Shenzhen Duobao Fishing Industry Management Co., Ltd. (“Duobao Fishing”) for a total cash consideration of RMB510. Upon the completion of the transaction, Duobao Fishing became a consolidated subsidiary of the Group.

In April 2024, the Group completed the acquisition of 53% equity interest of Shenzhen Jiuzhou Fangyun Digital Live Broadcasting Industry Technology Co., Ltd. (“Jiuzhou Fangyun”) for a total cash consideration of RMB190. Upon the completion of the transaction, Jiuzhou Fangyun became a consolidated subsidiary of the Group.